Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Document Period End Date	May 31, 2024
C000142691 [Member]
Shareholder Report [Line Items]
Fund Name	MainStay Cushing® MLP Premier Fund
Class Name	Class C
Trading Symbol	CSHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MainStay Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MainStay Cushing® MLP Premier Fund (Class C/CSHCX)	$120	2.24%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.24%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The performance figures for Class C shares reflect the historical performance of the then-existing Class C shares of The Cushing® MLP Premier Fund (the predecessor to the Fund, which was subject to a different fee structure) for periods prior to July 11, 2014, restated to reflect current sales loads (if any).

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended May 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	10/20/2010	12.94%	34.93%	9.01%	0.78%
Class C Shares - Excluding sales charges		13.94%	35.93%	9.01%	0.78%
Russell 3000® Index[2]		15.99%	27.58%	15.00%	12.09%
Alerian Midstream Energy Select Index[3]		14.79%	35.06%	12.11%	4.89%
Cushing MLP Premier Tiered Index[4]		14.79%	35.06%	8.10%	0.47%
Alerian MLP Index[5]		10.24%	35.39%	11.78%	2.17%
Morningstar Energy Limited Partnership Category Average[6]		12.41%	32.86%	10.25%	1.99%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Alerian Midstream Energy Select Index is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

4.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
5.	The Alerian MLP Index is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.
6.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 20, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Prior Market Index Comparison [Text Block]	The Alerian Midstream Energy Select Index is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 868,938,193
Holdings Count | Holding	26
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$868,938,193%
Total number of portfolio holdings	26%
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	9.4%
Targa Resources Corp.	9.1%
Plains GP Holdings LP, Class A	7.0%
Cheniere Energy, Inc.	6.8%
ONEOK, Inc.	6.4%
Kinder Morgan, Inc.	5.0%
Equitrans Midstream Corp.	4.9%
Williams Cos., Inc. (The)	4.9%
Pembina Pipeline Corp.	4.8%
DT Midstream, Inc.	4.5%
* Excluding short-term investments
Portfolio Composition
Large Cap Diversified C Corps	39.3%
Natural Gas Gatherers & Processors	18.8%
Large Cap MLP	17.7%
Natural Gas Transportation & Storage	9.4%
Refiners	4.6%
General Partnerships	2.6%
YieldCo	2.0%
Canadian Midstream	1.8%
Crude Oil & Refined Products	1.2%
Short-Term Investment	2.7%
Other Assets, Less Liabilities	-0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Energy Transfer LP	9.4%
Targa Resources Corp.	9.1%
Plains GP Holdings LP, Class A	7.0%
Cheniere Energy, Inc.	6.8%
ONEOK, Inc.	6.4%
Kinder Morgan, Inc.	5.0%
Equitrans Midstream Corp.	4.9%
Williams Cos., Inc. (The)	4.9%
Pembina Pipeline Corp.	4.8%
DT Midstream, Inc.	4.5%
* Excluding short-term investments

C000142693 [Member]
Shareholder Report [Line Items]
Fund Name	MainStay Cushing® MLP Premier Fund
Class Name	Investor Class
Trading Symbol	CSHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MainStay Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MainStay Cushing® MLP Premier Fund (Investor Class/CSHNX)	$80	1.49%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or the life of the class, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended May 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Since inception
Investor Class Shares - Including sales charges	7/11/2014	8.70%	30.23%	8.65%	0.56%
Investor Class Shares - Excluding sales charges		14.42%	37.08%	9.89%	1.14%
Russell 3000® Index[2]		15.99%	27.58%	15.00%	11.95%
Alerian Midstream Energy Select Index[3]		14.79%	35.06%	12.11%	4.36%
Cushing MLP Premier Tiered Index[4]		14.79%	35.06%	8.10%	0.05%
Alerian MLP Index[5]		10.24%	35.39%	11.78%	1.76%
Morningstar Energy Limited Partnership Category Average[6]		12.41%	32.86%	10.25%	1.17%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Alerian Midstream Energy Select Index is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

4.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
5.	The Alerian MLP Index is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.
6.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 11, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Prior Market Index Comparison [Text Block]	The Alerian Midstream Energy Select Index is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 868,938,193
Holdings Count | Holding	26
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$868,938,193%
Total number of portfolio holdings	26%
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	9.4%
Targa Resources Corp.	9.1%
Plains GP Holdings LP, Class A	7.0%
Cheniere Energy, Inc.	6.8%
ONEOK, Inc.	6.4%
Kinder Morgan, Inc.	5.0%
Equitrans Midstream Corp.	4.9%
Williams Cos., Inc. (The)	4.9%
Pembina Pipeline Corp.	4.8%
DT Midstream, Inc.	4.5%
* Excluding short-term investments
Portfolio Composition
Large Cap Diversified C Corps	39.3%
Natural Gas Gatherers & Processors	18.8%
Large Cap MLP	17.7%
Natural Gas Transportation & Storage	9.4%
Refiners	4.6%
General Partnerships	2.6%
YieldCo	2.0%
Canadian Midstream	1.8%
Crude Oil & Refined Products	1.2%
Short-Term Investment	2.7%
Other Assets, Less Liabilities	-0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Energy Transfer LP	9.4%
Targa Resources Corp.	9.1%
Plains GP Holdings LP, Class A	7.0%
Cheniere Energy, Inc.	6.8%
ONEOK, Inc.	6.4%
Kinder Morgan, Inc.	5.0%
Equitrans Midstream Corp.	4.9%
Williams Cos., Inc. (The)	4.9%
Pembina Pipeline Corp.	4.8%
DT Midstream, Inc.	4.5%
* Excluding short-term investments

C000142690 [Member]
Shareholder Report [Line Items]
Fund Name	MainStay Cushing® MLP Premier Fund
Class Name	Class A
Trading Symbol	CSHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MainStay Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MainStay Cushing® MLP Premier Fund (Class A/CSHAX)	$80	1.50%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund. It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The performance figures for Class A shares reflect the historical performance of the then-existing Class A shares of The Cushing® MLP Premier Fund (the predecessor to the Fund, which was subject to a different fee structure) for periods prior to July 11, 2014, restated to reflect current sales loads (if any).

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended May 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	10/20/2010	8.05%	29.51%	8.63%	0.97%
Class A Shares - Excluding sales charges		14.34%	37.04%	9.86%	1.55%
Russell 3000® Index[2]		15.99%	27.58%	15.00%	12.09%
Alerian Midstream Energy Select Index[3]		14.79%	35.06%	12.11%	4.89%
Cushing MLP Premier Tiered Index[4]		14.79%	35.06%	8.10%	0.47%
Alerian MLP Index[5]		10.24%	35.39%	11.78%	2.17%
Morningstar Energy Limited Partnership Category Average[6]		12.41%	32.86%	10.25%	1.99%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Alerian Midstream Energy Select Index is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

4.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
5.	The Alerian MLP Index is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.
6.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 20, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Prior Market Index Comparison [Text Block]	The Alerian Midstream Energy Select Index is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 868,938,193
Holdings Count | Holding	26
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$868,938,193%
Total number of portfolio holdings	26%
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	9.4%
Targa Resources Corp.	9.1%
Plains GP Holdings LP, Class A	7.0%
Cheniere Energy, Inc.	6.8%
ONEOK, Inc.	6.4%
Kinder Morgan, Inc.	5.0%
Equitrans Midstream Corp.	4.9%
Williams Cos., Inc. (The)	4.9%
Pembina Pipeline Corp.	4.8%
DT Midstream, Inc.	4.5%
* Excluding short-term investments
Portfolio Composition
Large Cap Diversified C Corps	39.3%
Natural Gas Gatherers & Processors	18.8%
Large Cap MLP	17.7%
Natural Gas Transportation & Storage	9.4%
Refiners	4.6%
General Partnerships	2.6%
YieldCo	2.0%
Canadian Midstream	1.8%
Crude Oil & Refined Products	1.2%
Short-Term Investment	2.7%
Other Assets, Less Liabilities	-0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Energy Transfer LP	9.4%
Targa Resources Corp.	9.1%
Plains GP Holdings LP, Class A	7.0%
Cheniere Energy, Inc.	6.8%
ONEOK, Inc.	6.4%
Kinder Morgan, Inc.	5.0%
Equitrans Midstream Corp.	4.9%
Williams Cos., Inc. (The)	4.9%
Pembina Pipeline Corp.	4.8%
DT Midstream, Inc.	4.5%
* Excluding short-term investments

C000142692 [Member]
Shareholder Report [Line Items]
Fund Name	MainStay Cushing® MLP Premier Fund
Class Name	Class I
Trading Symbol	CSHZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MainStay Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MainStay Cushing® MLP Premier Fund (Class I/CSHZX)	$67	1.25%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The performance figures for Class I shares reflect the historical performance of the then-existing Class I shares of The Cushing® MLP Premier Fund (the predecessor to the Fund, which was subject to a different fee structure) for periods prior to July 11, 2014, restated to reflect current sales loads (if any).

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended May 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	10/20/2010	14.49%	37.23%	10.12%	1.80%
Russell 3000® Index[2]		15.99%	27.58%	15.00%	12.09%
Alerian Midstream Energy Select Index[3]		14.79%	35.06%	12.11%	4.89%
Cushing MLP Premier Tiered Index[4]		14.79%	35.06%	8.10%	0.47%
Alerian MLP Index[5]		10.24%	35.39%	11.78%	2.17%
Morningstar Energy Limited Partnership Category Average[6]		12.41%	32.86%	10.25%	1.99%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Alerian Midstream Energy Select Index is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

4.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
5.	The Alerian MLP Index is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.
6.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Oct. 20, 2010
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Prior Market Index Comparison [Text Block]	The Alerian Midstream Energy Select Index is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 868,938,193
Holdings Count | Holding	26
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$868,938,193%
Total number of portfolio holdings	26%
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	9.4%
Targa Resources Corp.	9.1%
Plains GP Holdings LP, Class A	7.0%
Cheniere Energy, Inc.	6.8%
ONEOK, Inc.	6.4%
Kinder Morgan, Inc.	5.0%
Equitrans Midstream Corp.	4.9%
Williams Cos., Inc. (The)	4.9%
Pembina Pipeline Corp.	4.8%
DT Midstream, Inc.	4.5%
* Excluding short-term investments
Portfolio Composition
Large Cap Diversified C Corps	39.3%
Natural Gas Gatherers & Processors	18.8%
Large Cap MLP	17.7%
Natural Gas Transportation & Storage	9.4%
Refiners	4.6%
General Partnerships	2.6%
YieldCo	2.0%
Canadian Midstream	1.8%
Crude Oil & Refined Products	1.2%
Short-Term Investment	2.7%
Other Assets, Less Liabilities	-0.1%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Energy Transfer LP	9.4%
Targa Resources Corp.	9.1%
Plains GP Holdings LP, Class A	7.0%
Cheniere Energy, Inc.	6.8%
ONEOK, Inc.	6.4%
Kinder Morgan, Inc.	5.0%
Equitrans Midstream Corp.	4.9%
Williams Cos., Inc. (The)	4.9%
Pembina Pipeline Corp.	4.8%
DT Midstream, Inc.	4.5%
* Excluding short-term investments